Common shares, preferred shares and other equity instruments - Schedule of Preferred Shares (Detail) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 02, 2024	Nov. 28, 2023	Oct. 31, 2024	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Initial dividend payment date	Jan. 29, 2025
Series 40 preferred stock [member]
Disclosure of classes of share capital [line items]
Number of shares				12,000,000
Amount				$ 300
Dividends declared per share			$ 0.303125	$ 1.2125
Conversion feature			Series 41	Series 41
Initial dividend		$ 0.303125
Initial dividend payment date			Jan. 29, 2024
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares				12,000,000
Amount				$ 300
Series 40 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date			Oct. 12, 2018
Issue price			$ 25
Initial dividend			$ 0.3621
Initial dividend payment date			Jan. 29, 2019
Rate reset spread			2.43%
Redemption date			January 27, 2024
Redemption price			$ 25